PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥)	May 17, 2019 $ / shares
Current assets:
Cash and cash equivalents	¥ 2,925,709	$ 412,077	¥ 3,534,304		¥ 6,477,636
Prepaid expenses and other current assets	1,544,918	217,597	1,077,719
Total current assets	7,599,554	1,070,374	6,037,054
Non-current assets:
Other non-current assets	789,492	111,198	327,744
Total non-current assets	10,692,424	1,505,996	4,443,343
Total assets	18,291,978	2,576,370	10,480,397
Current liabilities:
Amounts due to subsidiaries	294,673	41,504	139,497
Accrued expenses and other current liabilities	2,556,977	360,143	1,375,425
Payable for equity litigants settlement	116,314	16,382	33,796
Total current liabilities	5,462,678	769,403	2,828,836
Total liabilities	8,577,533	1,208,121	3,853,110
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2022 and 2023, respectively; 307,692,307 and 307,692,307 issued and outstanding as of December 31, 2022 and 2023, respectively)	1,578,040	222,262	1,578,040
Shareholders' equity:
Additional paid-in capital	16,276,991	2,292,566	16,037,406
Accumulated deficit	(8,705,759)	(1,226,181)	(11,421,145)
Accumulated other comprehensive income	396,944	55,908	397,304
Total Company's ordinary shareholders' equity	8,136,405	1,145,987	5,049,247
Total liabilities and shareholders' equity	18,291,978	2,576,370	10,480,397
Class A ordinary shares
Shareholders' equity:
Shares	¥ 23	$ 3	¥ 23
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002		$ 0.000002
Equity, par value (in US dollars per share) | $ / shares						$ 0.000002
Equity, shares authorized (in shares)	19,692,307,693	19,692,307,693	19,692,307,693
Equity, shares issued (in shares)	2,093,280,340	2,093,280,340	2,079,801,956
Equity, shares outstanding (in shares)	2,093,280,340	2,093,280,340	2,079,801,956
Class B ordinary shares
Shareholders' equity:
Shares	¥ 2	$ 0	¥ 2
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002		0.000002
Equity, par value (in US dollars per share) | $ / shares						$ 0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Equity, shares issued (in shares)	144,778,552	144,778,552	144,778,552
Equity, shares outstanding (in shares)	144,778,552	144,778,552	144,778,552
Convertible senior preferred shares
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2022 and 2023, respectively; 307,692,307 and 307,692,307 issued and outstanding as of December 31, 2022 and 2023, respectively)	¥ 1,578,040	$ 222,262	¥ 1,578,040
Shareholders' equity:
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002		0.000002
Mezzanine equity, shares authorized (in shares)	307,692,307	307,692,307	307,692,307
Mezzanine equity, shares issued (in shares)	307,692,307	307,692,307	307,692,307
Mezzanine equity, shares outstanding (in shares)	307,692,307	307,692,307	307,692,307
Parent Company | Reportable Legal Entities
Current assets:
Cash and cash equivalents	¥ 30,752	$ 4,331	¥ 214,992
Prepaid expenses and other current assets	2,778	391	6,910
Total current assets	13,076,585	1,841,798	12,756,676
Non-current assets:
Investments in subsidiaries and VIE	(2,926,400)	(412,175)	(5,736,325)
Total non-current assets	(2,926,400)	(412,175)	(5,736,325)
Total assets	10,150,185	1,429,623	7,020,351
Current liabilities:
Accrued expenses and other current liabilities	10,108	1,425	111,525
Payable for equity litigants settlement	116,314	16,382	33,796
Total current liabilities	435,740	61,374	393,064
Total liabilities	435,740	61,374	393,064
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2022 and 2023, respectively; 307,692,307 and 307,692,307 issued and outstanding as of December 31, 2022 and 2023, respectively)	1,578,040	222,262	1,578,040
Shareholders' equity:
Additional paid-in capital	16,445,195	2,316,257	16,073,063
Accumulated deficit	(8,705,759)	(1,226,181)	(11,421,145)
Accumulated other comprehensive income	396,944	55,908	397,304
Total Company's ordinary shareholders' equity	8,136,405	1,145,987	5,049,247
Total liabilities and shareholders' equity	10,150,185	1,429,623	7,020,351
Parent Company | Reportable Legal Entities | Related Party
Current assets:
Amounts due from subsidiaries	13,043,055	1,837,076	12,534,774
Current liabilities:
Amounts due to subsidiaries	309,318	43,567	247,743
Parent Company | Reportable Legal Entities | Class A ordinary shares
Shareholders' equity:
Shares	¥ 23	$ 3	¥ 23
Equity, par value (in US dollars per share) | $ / shares		$ 0.000002		0.000002
Equity, shares authorized (in shares)	19,692,307,693	19,692,307,693	19,692,307,693
Equity, shares issued (in shares)	2,093,280,340	2,093,280,340	2,079,801,956
Equity, shares outstanding (in shares)	2,093,280,340	2,093,280,340	2,079,801,956
Parent Company | Reportable Legal Entities | Class B ordinary shares
Shareholders' equity:
Shares	¥ 2	$ 0	¥ 2
Equity, par value (in US dollars per share) | $ / shares		$ 0.000002		0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Equity, shares issued (in shares)	144,778,552	144,778,552	144,778,552
Equity, shares outstanding (in shares)	144,778,552	144,778,552	144,778,552
Parent Company | Reportable Legal Entities | Convertible senior preferred shares
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2022 and 2023, respectively; 307,692,307 and 307,692,307 issued and outstanding as of December 31, 2022 and 2023, respectively)	¥ 1,578,040	$ 222,262	¥ 1,578,040
Shareholders' equity:
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002		$ 0.000002
Mezzanine equity, shares authorized (in shares)	307,692,307	307,692,307	307,692,307
Mezzanine equity, shares issued (in shares)	307,692,307	307,692,307	307,692,307
Mezzanine equity, shares outstanding (in shares)	307,692,307	307,692,307	307,692,307